FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: ____/____/___ (a)

or fiscal year ending: 12/31/13 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box “” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.      A.      Registrant Name: Transamerica Corporate Separate Account Sixteen

B.      File Number: 811-21440

C.      Telephone Number: (319) 355-6115

2.	A.	Street: 4333 Edgewood Road NE

B. City: Cedar Rapids

C. State:  IA

D. Zip Code: 52499 Zip Ext:

E. Foreign Country: ____ Foreign Postal Code: _____

3.      Is this the first filing on this form by Registrant? (Y/N) N

4.      Is this the last filing on this form by Registrant? (Y/N) N

5.	Is Registrant a small business investment company (SBIC)? (Y/N) N
[If answer is “Y” (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit investment trust (UIT)? (Y/N) Y
[If answer if “Y” (Yes), complete only items 111 through 132.]

7.      A.         Is Registrant a series or multiple portfolio company? (Y/N) N
[If answer is “N” (No), go to item 8.]

B.         How many separate series or portfolios did Registrant have at the end of the period? N/A

If filing more than one
Page 2, “X” box: ☐
For period ending:  12/31/13

File number:  811-21440

123.		State the total value of the additional units considered in answering item 122 ($000’s) omitted.	$1,490
124.		State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)	$0
125.		State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)	$0
126.		Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$0
127	?
List opposite the appropriate description below the number of series whose portfolios are invested primarily
(based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000’s omitted)	Total Income Distributions ($000’s omitted)
A.	U.S. Treasury direct issue	________	$____________	$____________
B.	U.S. Government agency	________	$____________	$____________
C.	State and municipal tax-free	________	$____________	$____________
D.	Public utility debt	________	$____________	$____________
E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent	________	$____________	$____________
F.	All other corporate intermed. & long-term debt	________	$____________	$____________
G.	All other corporate short-term debt	________	$____________	$____________
H.	Equity securities of brokers or dealers or parents of brokers or dealers	________	$____________	$____________
I.	Investment company equity securities	________	$____________	$____________
J.	All other equity securities	1	$73,769	$858
K.	All other securities	________	$____________	$____________
L.	Total assets of all series of registrant	1	$73,769	$858

If filing more than one
Page 51, “X” box: ☐
For period ending:  12/31/13

File number:  811-21440

128.	
Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

[If answer is “N” (No), go to item 131.]

129.		Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ____
[If answer is “N” (No), go to item 131.]

130.		In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) __

131. 	Total expenses incurred by all series of Registrant during the current reporting period
($000’s omitted) $421

132.		List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-21440	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

SIGNATURES

This report has been signed below by the following persons on behalf of the registrant in the City of Cedar Rapids and the State of Iowa and in the capacities and on the dates indicated.

TRANSAMERICA LIFE INSURANCE COMPANY

By:  /s/ Matt Monson
Title: Vice President

Date           February 24, 2014

Witness:

/s/ Barbara A. Scoles
Assistant Vice President
Transamerica Life Insurance Company